Loans and Related Allowance for Loan Losses (Details 4) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Jun. 30, 2011
Ending balance	$ 177,336	$ 186,764
Commercial [Member]
Ending balance	42,037	53,422
Commercial Real Estate [Member]
Ending balance	53,892	52,367
Construction [Member]
Ending balance	9,024	12,281
Residential [Member]
Ending balance	62,481	56,068
Pass [Member] | Commercial [Member]
Ending balance	30,471	43,887
Pass [Member] | Commercial Real Estate [Member]
Ending balance	45,874	40,960
Pass [Member] | Construction [Member]
Ending balance	4,876	7,556
Pass [Member] | Residential [Member]
Ending balance	61,538	55,297
Special Mention [Member] | Commercial [Member]
Ending balance	4,672	1,459
Special Mention [Member] | Commercial Real Estate [Member]
Ending balance	1,582	1,212
Special Mention [Member] | Construction [Member]
Ending balance	2,526	2,826
Special Mention [Member] | Residential [Member]
Ending balance	93	56
Substandard [Member] | Commercial [Member]
Ending balance	6,700	7,031
Substandard [Member] | Commercial Real Estate [Member]
Ending balance	5,510	9,067
Substandard [Member] | Construction [Member]
Ending balance	1,622	1,899
Substandard [Member] | Residential [Member]
Ending balance	850	715
Doubtful [Member] | Commercial [Member]
Ending balance	194	1,045
Doubtful [Member] | Commercial Real Estate [Member]
Ending balance	926	1,128
Doubtful [Member] | Construction [Member]
Ending balance	0	0
Doubtful [Member] | Residential [Member]
Ending balance	$ 0	$ 0